PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2012
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 4 - PROPERTY, PLANT AND EQUIPMENT

a.	Composition of assets, grouped by major classifications, is as follows:
	June 30 2012	December 31
		2011	2010
	($ in thousands)
Cost:
Vehicles	$-	$-	$44
Computer equipment	142	123	75
Office furniture and equipment	83	56	54
Machinery and equipment	598	597	416
Leasehold improvements	111	47	47
	934	823	636
Less - accumulated depreciation and amortization	(472)	(403)	(354)
Net carrying amount	$462	$420	$282
b.	Depreciation and amortization expenses totaled approximately $69 thousand for the six month period ended June 30, 2012, and $89 thousand, $91 thousand and $89 thousand for the years ended December 31, 2011, 2010 and 2009, respectively.